Pay vs Performance Disclosure - USD ($)	12 Months Ended
	May 02, 2026	Apr. 26, 2025	Apr. 27, 2024	Apr. 29, 2023	Apr. 30, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

									Value of $100 Investment Based on:
Fiscal Year	SCT Total for Ramesh Jayaraman(1)	CAP to Ramesh Jayaraman(1)(4)	SCT Total for Brad Wiemann (1)	CAP to Brad Wiemann (1)(4)	SCT Total for Reece Kurtenbach(1)	CAP to Reece Kurtenbach(1)(4)	Average SCT Total for Non-PEO NEOs(1)	Average CAP to Non-PEO NEOs(1)(4)	TSR	Peer Group TSR(2)	Net Income (Thousands)	Operating Income (Thousands)(3)
2026	$1,098,324	$611,370	$1,259,690	$1,782,649	$—	$—	$730,186	$811,647	$56.85	$45.39	$45,376	$60,848
2025	—	—	735,861	405,055	1,278,733	2,057,678	661,150	452,276	35.20	9.91	(10,121)	33,118
2024	—	—	—	—	980,516	1,256,656	494,586	642,730	93.14	31.30	34,621	87,115
2023	—	—	—	—	563,183	669,639	322,089	377,287	43.58	0.02	6,802	21,288
2022	—	—	—	—	538,673	439,151	309,921	250,296	(45.71)	(11.08)	592	4,046

(1) The following table lists the PEO and non-PEO NEOs for each of fiscal years 2026, 2025, 2024, 2023, and 2022.

Company Selected Measure Name	Operating Income
Named Executive Officers, Footnote
(1) The following table lists the PEO and non-PEO NEOs for each of fiscal years 2026, 2025, 2024, 2023, and 2022.

Year	PEO	Non-PEO NEOs
2026	Ramesh Jayaraman, Bradley Wiemann	Howard Atkins, Sheila Anderson, Matthew Kurtenbach, Brett Wendler, Carla Gatzke
2025	Bradley Wiemann, Reece Kurtenbach	Howard Atkins, Sheila Anderson, Matthew Kurtenbach, Carla Gatzke
2024	Reece Kurtenbach	Sheila Anderson, Bradley Wiemann, Matthew Kurtenbach, Carla Gatzke
2023	Reece Kurtenbach	Sheila Anderson, Bradley Wiemann, Matthew Kurtenbach, Carla Gatzke
2022	Reece Kurtenbach	Sheila Anderson, Bradley Wiemann, Matthew Kurtenbach, Carla Gatzke

Peer Group Issuers, Footnote	The peer group used in this Pay Versus Performance table is the Nasdaq Composite-Total Return. We selected this Index of companies with similar market capitalization because we are unable to identify a peer group of companies similar to us in size and scope of business activities or a widely recognized published industry index that accurately reflects our diverse business activities. Most our direct competitors in our various business units are either privately owned or divisions of larger, publicly owned companies.
Adjustment To PEO Compensation, Footnote

Ramesh Jayaraman
Adjustments to Determine Compensation "Actually Paid" for PEO	2026
Deduction for amounts reported under the "Stock Awards" column in the SCT	$(544,375)
Deduction for amounts reported under the "Option Awards" columns in the SCT	—
Increase for fair value of awards granted during fiscal year that remain unvested as of year-end	57,421
Increase for fair value of awards granted during fiscal year that vest during year	—
Increase/deduction for change in fair value from prior fiscal year-end to current year-end of awards granted prior to year that were outstanding and unvested as of fiscal year-end	—
Increase/deduction for change in fair value from prior fiscal year-end to vesting date of awards granted prior to year that vested during the fiscal year	—
Deduction of fair value of awards granted prior to fiscal year that were forfeited during fiscal year	—
Increase based upon incremental fair value of awards modified during fiscal year	—
Increase based on dividends or other earnings paid during a fiscal year prior to vesting date of award	—
Total Adjustments	$(486,954)

Bradley Wiemann
Adjustments to Determine Compensation "Actually Paid" for PEO	2026
Deduction for amounts reported under the "Stock Awards" column in the SCT	$—
Deduction for amounts reported under the "Option Awards" columns in the SCT	—
Increase for fair value of awards granted during fiscal year that remain unvested as of year-end	—
Increase for fair value of awards granted during fiscal year that vest during year	—
Increase/deduction for change in fair value from prior fiscal year-end to current year-end of awards granted prior to year that were outstanding and unvested as of fiscal year-end	28,946
Increase/deduction for change in fair value from prior fiscal year-end to vesting date of awards granted prior to year that vested during the fiscal year	9,548
Deduction of fair value of awards granted prior to fiscal year that were forfeited during fiscal year	—
Increase based upon incremental fair value of awards modified during fiscal year	484,465
Increase based on dividends or other earnings paid during a fiscal year prior to vesting date of award	—
Total Adjustments	$522,959

Non-PEO NEO Average Total Compensation Amount	$ 730,186	$ 661,150	$ 494,586	$ 322,089	$ 309,921
Non-PEO NEO Average Compensation Actually Paid Amount	$ 811,647	452,276	642,730	377,287	250,296
Adjustment to Non-PEO NEO Compensation Footnote

Non-PEO NEOs
Adjustments to Determine Compensation "Actually Paid" for Non-PEO NEOs	2026
Deduction for amounts reported under the "Stock Awards" column in the SCT	$(108,673)
Deduction for amounts reported under the "Option Awards" columns in the SCT	—
Increase for fair value of awards granted during fiscal year that remain unvested as of year-end	21,234
Increase for fair value of awards granted during fiscal year that vest during year	11,687
Increase/deduction for change in fair value from prior fiscal year-end to current year-end of awards granted prior to year that were outstanding and unvested as of fiscal year-end	68,100
Increase/deduction for change in fair value from prior fiscal year-end to vesting date of awards granted prior to year that vested during the fiscal year	89,113
Deduction of fair value of awards granted prior to fiscal year that were forfeited during fiscal year	—
Increase based upon incremental fair value of awards modified during fiscal year	—
Increase based on dividends or other earnings paid during a fiscal year prior to vesting date of award	—
Total Adjustments	$81,461

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group	The chart below presents a graphical comparison of the Company's TSR to the Peer Group TSR for the five fiscal years covered by the Pay Versus Performance table.
Tabular List, Table

Performance Measures
Revenue
Operating Income
Gross Profit

Total Shareholder Return Amount	$ 56.85	35.20	93.14	43.58	(45.71)
Peer Group Total Shareholder Return Amount	45.39	9.91	31.30	0.02	(11.08)
Net Income (Loss)	$ 45,376,000	$ (10,121,000)	$ 34,621,000	$ 6,802,000	$ 592,000
Company Selected Measure Amount	60,848,000	33,118,000	87,115,000	21,288,000	4,046,000
Additional 402(v) Disclosure	Our Company-selected measure, which is the measure we believe represents the most important financial performance not otherwise presented in the table above that we use to link compensation actually paid to our PEO and Non-PEO NEOs for Fiscal 2026 to our performance, is operating income. SEC rules require certain adjustments be made to the SCT totals to determine CAP as reported in the Pay Versus Performance Table. CAP does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. In general, CAP is calculated as SCT total compensation adjusted to include the fair market value of equity awards as of the last day of the applicable fiscal year or, if earlier, the vesting date (rather than the grant date). The tables below set forth the amounts deducted from and added to the SCT total compensation amounts to calculate CAP for our PEO and average CAP to the Non-PEO NEOs.
Ramesh Jayaraman [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,098,324
PEO Actually Paid Compensation Amount	$ 611,370
PEO Name	Ramesh Jayaraman
Bradley Wiemann [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,259,690	$ 735,861
PEO Actually Paid Compensation Amount	$ 1,782,649	$ 405,055
PEO Name	Bradley Wiemann	Bradley Wiemann
Reece Kurtenbach [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 1,278,733	$ 980,516	$ 563,183	$ 538,673
PEO Actually Paid Compensation Amount		$ 2,057,678	$ 1,256,656	$ 669,639	$ 439,151
PEO Name		Reece Kurtenbach	Reece Kurtenbach	Reece Kurtenbach	Reece Kurtenbach
PEO | Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
PEO | Measure:: 2
Pay vs Performance Disclosure
Name	Operating Income
PEO | Measure:: 3
Pay vs Performance Disclosure
Name	Gross Profit
PEO | Ramesh Jayaraman [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (486,954)
PEO | Ramesh Jayaraman [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	57,421
PEO | Ramesh Jayaraman [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Ramesh Jayaraman [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Ramesh Jayaraman [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Ramesh Jayaraman [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Ramesh Jayaraman [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Ramesh Jayaraman [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(544,375)
PEO | Ramesh Jayaraman [Member] | Option Awards Deduction [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Ramesh Jayaraman [Member] | Equity Awards, Incremental Award Modified [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Bradley Wiemann [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	522,959
PEO | Bradley Wiemann [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Bradley Wiemann [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	28,946
PEO | Bradley Wiemann [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Bradley Wiemann [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,548
PEO | Bradley Wiemann [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Bradley Wiemann [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Bradley Wiemann [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Bradley Wiemann [Member] | Option Awards Deduction [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Bradley Wiemann [Member] | Equity Awards, Incremental Award Modified [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	484,465
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 81,461
Non-PEO NEO | Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Non-PEO NEO | Measure:: 2
Pay vs Performance Disclosure
Name	Operating Income
Non-PEO NEO | Measure:: 3
Pay vs Performance Disclosure
Name	Gross Profit
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 21,234
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	68,100
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,687
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	89,113
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(108,673)
Non-PEO NEO | Option Awards Deduction [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Awards, Incremental Award Modified [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0